SCHEDULE OF CHANGES IN TREASURY STOCK SHARES (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	8,990	8,264
Issuance of Treasury Stock	(1,863)	(7,997)
Retirement of Treasury Stock	(7,569)
Treasury Stock, Ending Balance	0	442